Intangible Assets (Details) - Schedule of total intangible assets - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Goodwill [member]
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Historical cost	R$ 871	R$ 871
Accumulated amortization	(253)	(253)
Net amount	618	618
Software [Member]
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Historical cost	151	133
Accumulated amortization	(75)	(58)
Net amount	76	75
Commercial Rights [Member]
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Historical cost	4,299	1,160
Accumulated amortization	(32)	(24)
Net amount	4,267	1,136
Trade name [Member]
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Historical cost	39	39
Accumulated amortization
Net amount	39	39
Intangible assets other than goodwill [member]
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Historical cost	5,360	2,203
Accumulated amortization	(360)	(335)
Net amount	5,000	1,868
Assets And Rights [Member] | Lease right of use [Member]
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Historical cost	29	28
Accumulated amortization	(11)	(9)
Net amount	18	19
Lease right of use [Member]
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Historical cost	5,389	2,231
Accumulated amortization	(371)	(344)
Net amount	R$ 5,018	R$ 1,887